28. EQUITY AND REMUNERATION TO SHAREHOLDERS (Details 8) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of changes in equity [abstract]
Beginning balance	R$ 864	R$ 428
Proposed dividends	764	867	R$ 500
Withholding income tax on interest on capital	(35)	(17)
Dividends retained - Minas Gerais state government (Note 13)	(148)	127
Dividends paid	(701)
Proposed dividends of previous years		(42)
Expired dividends		(8)
Ending balance	R$ 744	R$ 864	R$ 428